ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 1,945,719	$ 1,325,333
Less: allowances for doubtful accounts	(212,413)	(206,857)
Accounts receivable, net	$ 1,733,306	$ 1,118,476